Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,380,720.23

Principal:
Principal Collections	$14,610,926.15
Prepayments in Full	$7,807,794.74
Liquidation Proceeds	$329,015.17
Recoveries	$30,620.15
Sub Total	$22,778,356.21
Collections	$24,159,076.44

Purchase Amounts:
Purchase Amounts Related to Principal	$540,050.07
Purchase Amounts Related to Interest	$3,030.78
Sub Total	$543,080.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,702,157.29

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,702,157.29
Servicing Fee	$333,248.17	$333,248.17	$0.00	$0.00	$24,368,909.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,368,909.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,368,909.12
Interest - Class A-3 Notes	$56,493.06	$56,493.06	$0.00	$0.00	$24,312,416.06
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$24,058,510.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,058,510.06
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$23,972,128.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,972,128.89
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$23,909,319.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,909,319.14
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$23,828,596.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,828,596.14
Regular Principal Payment	$20,913,891.99	$20,913,891.99	$0.00	$0.00	$2,914,704.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,914,704.15
Residuel Released to Depositor	$0.00	$2,914,704.15	$0.00	$0.00	$0.00
Total		$24,702,157.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,913,891.99
Total					$20,913,891.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,913,891.99	$44.18	$56,493.06	$0.12	$20,970,385.05	$44.30
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$20,913,891.99	$15.07	$540,312.98	$0.39	$21,454,204.97	$15.46

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$69,175,171.45	0.1461241	$48,261,279.46	0.1019461
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$357,245,171.45	0.2574239	$336,331,279.46	0.2423538

Pool Information
Weighted Average APR	4.171%	4.175%
Weighted Average Remaining Term	31.56	30.81
Number of Receivables Outstanding	33,091	31,972
Pool Balance	$399,897,800.56	$376,378,024.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$357,245,171.45	$336,331,279.46
Pool Factor	0.2599561	0.2446670

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$40,046,744.65
Targeted Overcollateralization Amount	$40,046,744.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,046,744.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		90	$231,990.32
(Recoveries)		144	$30,620.15
Net Losses for Current Collection Period			$201,370.17
Cumulative Net Losses Last Collection Period			$10,496,065.12
Cumulative Net Losses for all Collection Periods			$10,697,435.29

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.38%	603	$8,943,612.55
61-90 Days Delinquent	0.22%	52	$825,059.01
91-120 Days Delinquent	0.07%	16	$260,323.73
Over 120 Days Delinquent	0.33%	86	$1,239,076.56
Total Delinquent Receivables	2.99%	757	$11,268,071.85

Repossession Inventory:
Repossessed in the Current Collection Period		26	$452,163.67
Total Repossessed Inventory		42	$747,399.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4541%
Preceding Collection Period			0.5633%
Current Collection Period			0.6226%
Three Month Average			0.5467%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5643%
Preceding Collection Period			0.5712%
Current Collection Period			0.4817%
Three Month Average			0.5390%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer